EXPLORATION AND EVALUATION ASSETS (Details) - USD ($) $ in Millions			12 Months Ended
	Jun. 20, 2017	May 08, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year			$ 1,940.2
Exploration and evaluation expenditures			39.2	$ 38.4
Reversal of impairment charge			0.0	524.1
Balance, end of the year			2,436.1	1,940.2
Borrowing costs capitalised			$ 28.1	$ 24.1
Disposal Of Interest In Cote Gold Project
Reconciliation of changes in property, plant and equipment [abstract]
Proportion of ownership interest sold in joint venture	30.00%	30.00%	30.00%	30.00%
Exploration and evaluation assets
Reconciliation of changes in property, plant and equipment [abstract]
Borrowing costs capitalised			$ 4.8	$ 1.9
Capitalisation rate of borrowing costs eligible for capitalisation			7.24%	7.16%
Exploration and evaluation assets
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year			$ 474.6	$ 169.2
Exploration and evaluation expenditures			51.8	20.2
Acquired Exploration and evaluation assets			3.2	52.5
Reversal of impairment charge				400.0
Transfers to Property, plant and equipment4			(482.3)
Sale of a 30% interest in the Côté Gold Project				(167.3)
Balance, end of the year			47.3	474.6	$ 169.2
Exploration and evaluation assets | Côté Gold Project
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year			395.7	154.9
Exploration and evaluation expenditures			22.0	8.1
Acquired Exploration and evaluation assets			0.0	0.0
Reversal of impairment charge				400.0
Transfers to Property, plant and equipment4			(417.7)
Sale of a 30% interest in the Côté Gold Project				(167.3)
Balance, end of the year			0.0	395.7	154.9
Exploration and evaluation assets | Saramacca Project
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year			37.1	10.0
Exploration and evaluation expenditures			24.3	11.2
Acquired Exploration and evaluation assets			3.2	15.9	10.0
Reversal of impairment charge				0.0
Transfers to Property, plant and equipment4			(64.6)
Sale of a 30% interest in the Côté Gold Project				0.0
Balance, end of the year			0.0	37.1	10.0
Exploration and evaluation assets | Diakha-Siribaya Gold Project
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year			36.6	0.0
Exploration and evaluation expenditures			0.0	0.0
Acquired Exploration and evaluation assets			0.0	36.6
Reversal of impairment charge				0.0
Transfers to Property, plant and equipment4			0.0
Sale of a 30% interest in the Côté Gold Project				0.0
Balance, end of the year			36.6	36.6	0.0
Exploration and evaluation assets | Other Projects
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year			5.2	4.3
Exploration and evaluation expenditures			5.5	0.9
Acquired Exploration and evaluation assets			0.0	0.0
Reversal of impairment charge				0.0
Transfers to Property, plant and equipment4			0.0
Sale of a 30% interest in the Côté Gold Project				0.0
Balance, end of the year			10.7	$ 5.2	$ 4.3
Exploration and evaluation assets | Nelligan Project
Reconciliation of changes in property, plant and equipment [abstract]
Payments for exploration and evaluation expenses			1.7
Exploration and evaluation assets | Boto Project
Reconciliation of changes in property, plant and equipment [abstract]
Payments for exploration and evaluation expenses			$ 3.8